Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 184,902	$ 375	$ 415,996	$ 1,680
Cost of sales	76,432	60	213,834	208
Gross Profit	108,470	315	202,162	1,472
Operating Expenses
Marketing and promotion	44,937	31,794	125,626	114,951
Consulting	365,069	267,198	1,310,121	779,462
Research and development	406,856	493,741	1,430,614	1,594,054
General and administrative	917,574	636,000	2,258,307	2,265,275
Total Operating Expenses	1,734,436	1,428,733	5,124,668	4,753,742
Loss From Operations	(1,625,966)	(1,428,418)	(4,922,506)	(4,752,270)
Other (Expense) Income
Interest expense	(64,640)	(73,131)	(285,275)	(371,281)
Amortization of debt discount	(69,515)	(98,505)	(464,470)	(405,531)
Loss on extinguishment of notes payable, net	0	(49,094)	(49,094)	(7,200)
Warrant modification expense	0	(30,128)	(50,035)	(214,912)
Gain on settlement of payables	0	9,600	183,768	0
Total Other Expense	(134,155)	(241,258)	(665,106)	(998,924)
Net Loss	$ (1,760,121)	$ (1,669,676)	$ (5,587,612)	$ (5,751,194)
Net Loss Per Share - Basic and Diluted	$ (0.05)	$ (0.08)	$ (0.22)	$ (0.35)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	35,107,957	20,237,689	25,538,075	16,526,793